INTANGIBLE ASSETS, NET - Schedule of estimated amortization expense (Details) $ in Thousands	Dec. 31, 2025 USD ($)
INTANGIBLE ASSETS, NET
2026	$ 2,485
2027	2,485
2028	837
2029	18
2030	18
2031 and thereafter	19
Total	$ 5,862